Note 2 - Accounting Policies, Judgments, and Estimation Uncertainty (Details Textual) - Nigeria [member]	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of initial application of standards or interpretations [line items]
Three-year cumulative inflation rate			111.00%
Forecasted [member]
Disclosure of initial application of standards or interpretations [line items]
Three-year cumulative inflation rate	91.00%	110.00%